NATURE AND DESCRIPTION OF THE PARTNERSHIP (Details)									1 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2017 USD ($) credit_facility	Oct. 26, 2017	Sep. 26, 2017	Sep. 25, 2017	Nov. 30, 2016	Jun. 20, 2016 USD ($) subsidiary shares	Jun. 19, 2016 USD ($)	Dec. 31, 2016	Dec. 31, 2017 USD ($) credit_facility	Dec. 31, 2017 USD ($) credit_facility	Dec. 31, 2016 USD ($)	Oct. 31, 2017 USD ($) credit_facility	Sep. 30, 2017 credit_facility	Jun. 20, 2017 USD ($) credit_facility	Jun. 02, 2016
Disclosure of detailed information about borrowings [line items]
Number of shares issued per 50 predecessor shares																0.02000000
Issue of equity	[1]										$ 621,000,000	$ 384,000,000
Minimum unit redemption period after spinoff							2 years
Number of units issuable per redemption Unit | shares							1
Preferred shares issued to predecessor, number of subsidiaries | subsidiary							3
Cash dividend as a percentage of redemption value											5.00%
Management fee, percent											1.25%
Management fee, quarterly percent											0.3125%
Incentive distribution, unit price percentage increase											20.00%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility		2								2	2		1	2	2
Term of borrowings										3 years	3 years
Credit facility, maximum borrowing capacity													$ 500,000,000
Brookfield Credit Agreements, $200 Million Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 200,000,000								$ 200,000,000	$ 200,000,000				$ 200,000,000
Brookfield Credit Agreements, $300 Million Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 300,000,000								$ 300,000,000	300,000,000				$ 300,000,000
Holding LP
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary								52.00%
Brookfield Asset Management Inc
Disclosure of detailed information about borrowings [line items]
Subsidiary proceeds from predecessor								$ 250,000,000
Limited Partners
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders								55.00%								45.00%
Issue of equity	[1]										$ 421,000,000	$ 192,000,000
Brookfield Asset Management Inc.
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders								100.00%
Proportion of ownership interest in subsidiary		68.00%	68.00%	69.00%	75.00%	79.00%	79.00%		75.00%
Brookfield Asset Management Inc. | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity							$ 250,000,000
Brookfield Asset Management Inc. | Preferred shares | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity							$ 15,000,000

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.